Insurance service expenses and other expenditure - Exercise price ranges for options (Details) - Share options option in Millions, $ / $ in Millions	12 Months Ended
	Dec. 31, 2025 option	Dec. 31, 2024 option £ / shares	Dec. 31, 2023 option £ / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2025 $ / $	Dec. 31, 2022 option £ / shares
Summary of options exercise price range
Outstanding - Number outstanding | option	1.5	1.7	1.7			1.9
Outstanding - Weighted average remaining contractual life (years)	2 years 9 months 18 days	2 years 9 months 18 days	2 years 7 months 6 days
Outstanding - Weighted average exercise prices		£ 7.84	£ 9.50	£ 7.30		£ 10.43
Exercisable - Number exercisable	0.1	0.2	0.2		0.2
Exercisable - Weighted average exercise prices		£ 11.57	£ 10.82	8.54
Between £5 and £6
Summary of options exercise price range
Outstanding - Number outstanding | option	0.5	0.5
Outstanding - Weighted average remaining contractual life (years)	3 years 3 months 18 days	4 years 3 months 18 days
Outstanding - Weighted average exercise prices		£ 5.24	£ 0	5.24
Exercisable - Number exercisable | $ / $					0.0
Between £5 and £6 | Minimum
Summary of options exercise price range
Exercise price				5
Between £5 and £6 | Maximum
Summary of options exercise price range
Exercise price				6
Between £7 and £8
Summary of options exercise price range
Outstanding - Number outstanding | option	0.8	0.7	0.7
Outstanding - Weighted average remaining contractual life (years)	2 years 9 months 18 days	2 years 8 months 12 days	3 years 8 months 12 days
Outstanding - Weighted average exercise prices		£ 7.55	£ 7.55	7.69
Exercisable - Number exercisable | $ / $					0.1
Exercisable - Weighted average exercise prices				7.37
Between £7 and £8 | Minimum
Summary of options exercise price range
Exercise price		£ 7
Between £7 and £8 | Maximum
Summary of options exercise price range
Exercise price			£ 8
Between £9 and £10
Summary of options exercise price range
Outstanding - Number outstanding | option	0.1	0.1	0.3
Outstanding - Weighted average remaining contractual life (years)	4 months 24 days	1 year 4 months 24 days	1 year 4 months 24 days
Outstanding - Weighted average exercise prices		£ 9.64	£ 9.64	9.64
Exercisable - Number exercisable			0.1		0.1
Exercisable - Weighted average exercise prices			£ 9.64	9.64
Between £9 and £10 | Minimum
Summary of options exercise price range
Exercise price				9
Between £9 and £10 | Maximum
Summary of options exercise price range
Exercise price				10
Between £11 and £12
Summary of options exercise price range
Outstanding - Number outstanding | option	0.1	0.4	0.6
Outstanding - Weighted average remaining contractual life (years)	1 year 4 months 24 days	1 year 3 months 18 days	2 years
Outstanding - Weighted average exercise prices		£ 11.70	£ 11.59	11.89
Exercisable - Number exercisable | option		0.2
Exercisable - Weighted average exercise prices		£ 11.57		0
Between £11 and £12 | Minimum
Summary of options exercise price range
Exercise price			11
Between £11 and £12 | Maximum
Summary of options exercise price range
Exercise price		£ 12
Between £12 and £13
Summary of options exercise price range
Outstanding - Weighted average remaining contractual life (years)	1 year 6 months	7 months 6 days
Outstanding - Weighted average exercise prices		£ 12.02		12.02
Between £12 and £13 | Minimum
Summary of options exercise price range
Exercise price			12
Between £12 and £13 | Maximum
Summary of options exercise price range
Exercise price			£ 13
Between £13 and £14
Summary of options exercise price range
Outstanding - Number outstanding | option			0.1
Outstanding - Weighted average remaining contractual life (years)			4 months 24 days
Outstanding - Weighted average exercise prices			£ 13.94
Exercisable - Number exercisable | option			0.1
Exercisable - Weighted average exercise prices		£ 0	£ 13.94	0
Between £13 and £14 | Minimum
Summary of options exercise price range
Exercise price				£ 13
Between £13 and £14 | Maximum
Summary of options exercise price range
Exercise price			£ 14